LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of limited partners equity [Abstract]
Summary of Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$3	$3
Incentive distribution	12	9	25	20
	$13	$11	$28	$23
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	$67	$64	$135	$128
	$80	$75	$163	$151
The composition of the distribution for the three and six months ended June 30 is presented in the following table:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Brookfield	$29	$27	$58	$55
External LP Unitholders	63	61	127	123
	$92	$88	$185	$178